May 3, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	John Hancock Life Insurance Company (U.S.A.) Separate Account H

Registration Statement on Form N-4 (File No. 333-169795)

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) of Regulation C of the Securities Act of 1933, we hereby certify on behalf of the Registrant that the form of the prospectus dated April 29, 2019 and Statement of Additional Information dated April 29, 2019 each contain no changes from the form of prospectus and Statement of Additional Information contained in the most recent Post-Effective Amendment No. 8 filed via EDGAR on Form N-4 on April 26, 2019.

Very truly yours,

/s/ Thomas J. Loftus
Thomas J. Loftus
AVP and Assistant General Counsel 617-663-3192 tloftus@jhancock.com

200 Berkeley Street, Boston, Massachusetts, United States, 02116